Segment Information - Reconciliation of Segment Operating Profit (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ 6,872	$ (264)	$ 9,324
Consolidated	6,872	(264)	9,324
Other operating income	814	385	805
Other operating expenses	(129)	(770)	(1,445)
Operating profit	7,557	(649)	8,684
Finance costs	(744)	(1,012)	(1,378)
Finance income	320	506	482
Share of loss of associates	(1)	(3)	(3)
Exchange (loss)/gain	(579)	1,550	1,741
Other income	1,173	717	1,817
Other expense	(1)	(3)	(11)
Profit before tax	7,725	1,106	11,332
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	9,845	2,620	12,467
Finance income	319	505	770
Profit before tax	7,725	1,106	11,332
Corporate expense adjustments and eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(2,973)	(2,884)	(3,143)
Corporate expenses adjustments and eliminations	(2,973)	(2,884)	(3,143)
Finance income	1	1	(288)
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Other operating income	814	385	805
Other operating expenses	(129)	(770)	(1,445)
Finance costs	(744)	(1,012)	(1,378)
Finance income	320	506	482
Share of loss of associates	(1)	(3)	(3)
Exchange (loss)/gain	(579)	1,550	1,741
Other income	1,173	717	1,817
Other expense	$ (1)	$ (3)	$ (11)